CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) (Parenthetical)	12 Months Ended
Jun. 30, 2019 shares
Statement of Stockholders' Equity [Abstract]
Ownership rights of a variable interest entity	95.14%
Number of shares issued	15,000,000